Other operating income and expenses - Schedule of other operating income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Gain loss related to export increase program	$ 43,911	$ 86,173
Payments received from farmout agreement		26,650	$ 20,000
Oil and gas assets [member]
Statement [Line Items]
Disposals, property, plant and equipment		2,051	1,654
Farmout agreement [Member]
Statement [Line Items]
Disposals, intangible assets and goodwill		$ 170	$ 128